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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902

Form 13F File Number: 28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher Shackelton
Title:   Manager
Phone:   (203) 883-0100

Signature, Place, and Date of Signing:

/s/ Christopher Shackelton    Stamford, CT     February 10, 2012
----------------------------  ---------------  --------------------
       [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

================================================================================

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  10
Form 13F Information Table Value Total:  $109,263
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------                      --------  ---------- -------- ------------------  ----------  -------- ---------------------
                                                                                                       VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGER    SOLE    SHARED NONE
--------------                --------  ---------- -------- --------- ---  ---- ----------  -------- --------- ------ ----
BENIHANA INC                    COM     082047101   26,709  2,610,896 SH          SOLE               2,610,896
BUILDERS FIRSTSOURCE INC        COM     12008R107    5,309  2,602,418 SH          SOLE               2,602,418
CASH STORE FINL SVCS INC        COM     14756F103   14,912  2,523,114 SH          SOLE               2,523,114
CASUAL MALE RETAIL GRP INC    COM NEW   148711302    6,088  1,780,031 SH          SOLE               1,780,031
LCA-VISION INC                COM PAR
                               $.001    501803308    1,476    508,800 SH          SOLE                 508,800
LHC GROUP INC                   COM     50187A107   26,916  2,097,924 SH          SOLE               2,097,924
MAC-GRAY CORP                   COM     554153106   10,038    727,901 SH          SOLE                 727,901
PROVIDENCE SVC CORP             COM     743815102    7,796    566,552 SH          SOLE                 566,552
SERACARE LIFE SCIENCES INC D    COM     81747T104    4,573  1,499,249 SH          SOLE               1,499,249
WET SEAL INC                   CL A     961840105    5,448  1,671,042 SH          SOLE               1,671,042